SHARE-BASED PAYMENTS (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of expense recognized from share based payment transactions
Share-based payment expense, which is classified as selling, general, and administrative expenses on the unaudited condensed consolidated interim statement of income and other comprehensive income was as follows:

	For the Three Months Ended March 31,
In millions	2025	2024
Restricted and performance share units	$3.8	$0.1
Equity-settled share options	2.7	1.0
Cash-settled awards	0.0	(1.0)
Total	$6.5	$0.1
The following table summarizes the activity in RSUs for employees and non-employee directors during the three months ended March 31, 2025 and 2024.

	For the Three Months Ended March 31,
	2025		2024
RSU's	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1,	1,018,974	$13.63	—	$—
Granted during the year	6,448	27.98	53,844	13.00
Vested during the year	(57,850)	13.04	—	—
Forfeited during the year	(16,405)	13.84	—	—
Outstanding at March 31,	951,167	$13.76	53,844	$13.00
The following table summarizes the activity in PSUs for employees during the three months ended March 31, 2025 and 2024.

	For the Three Months Ended March 31,
	2025		2024
PSU's	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1,	1,888,821	$14.55	—	$—
Granted during the year	—	—	—	—
Vested during the year	(7,333)	14.55	—	—
Forfeited during the year	(30,573)	14.61	—	—
Outstanding at March 31,	1,850,915	$14.55	—	$—

Schedule of number and weighted-average exercise prices of share options
The following table summarizes the activity of share options under the 2019 and 2023 ESOP during the three months ended March 31, 2025 and 2024.

	For the Three Months Ended March 31,
	2025		2024
2019 & 2023 ESOP	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at January 1,	12,707,244	$10.02	14,911,455	$9.92
Granted during the year	—	—	—	—
Forfeited during the year	(1,027,769)	10.55	—	—
Exercised during the year	(153,473)	10.31	—	—
Outstanding at March 31,	11,526,002	9.98	14,911,455	9.92
Exercisable at March 31,	6,264,431	$9.93	—	$—